Accounts Payable (Details) - Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services [Abstract]
Accounts payable	$ 14,438	$ 12,441	$ 11,854
Deferred income	4,954	3,139	$ 5,883
Total	$ 19,392	$ 15,580